Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The following is a summary of debt outstanding, net of discounts of approximately $2 million and $0 million related to the 2014 Senior Notes, defined below, as of December 31, 2014 and December 31, 2013:

	December 31,
	2014	2013
	(in millions)
Accounts receivable factoring	$—	$1
5.875%, senior notes, due 2019	—	500
6.125%, senior notes, due 2021	500	500
5.00%, senior notes, due 2023	800	800
4.15%, senior notes, due 2024	698	—
Tranche A Term Loan, due 2018	400	564
Capital leases and other	53	47
Total debt	2,451	2,412
Less: current portion	(34)	(61)
Long-term debt	$2,417	$2,351

Schedule of Maturities of Long-term Debt	The principal maturities of debt, at nominal value follows:

Debt and Capital Lease Obligations
(in millions)
2015	$34
2016	14
2017	1
2018	401
2019	1
Thereafter	2,002
Total	$2,453

Schedule of Interest Rates
The Applicable Rates under the Credit Agreement on the specified dates are set forth below:

	December 31, 2014		December 31, 2013
	LIBOR plus	ABR plus	LIBOR plus	ABR plus
Revolving Credit Facility	1.00%	0.25%	1.25%	0.25%
Tranche A Term Loan	1.00%	0.25%	1.25%	0.25%

Schedule of Line of Credit Facilities
As of December 31, 2014, the Issuer selected the one-month LIBOR interest rate option, as detailed in the table below, and the amounts outstanding, and rates effective as of December 31, 2014 were based on Delphi’s current credit rating and the Applicable Rate for the Credit Agreement:

		Borrowings as of
		December 31, 2014	Rates effective as of
	LIBOR plus	(in millions)	December 31, 2014
Revolving Credit Facility	1.00%	$—	—%
Tranche A Term Loan	1.00%	400	1.1875%